Selling, general and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Distribution expenses	SFr (322.9)	SFr (288.3)	SFr (239.5)
Selling expenses	(260.1)	(168.2)	(133.3)
Marketing expenses	(376.5)	(276.6)	(195.8)
Share-based compensation	(62.6)	(71.5)	(31.8)
General and administrative expenses	(494.5)	(389.5)	(286.6)
Selling, general and administrative expenses	SFr (1,516.6)	SFr (1,194.2)	SFr (887.0)